PREPAID EXPENSES AND OTHER CURRENT ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Prepaid Expenses And Other Current Assets
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE-4 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	March 31, 2023	December 31, 2022
Advance to suppliers	$345,204	$333,920
VAT input credits	38,549	355,482
Issue cost related to convertible promissory notes	78,150	81,614
Prepayment for land use right (i)	571,558	569,105
Security deposit (ii)	57,225	56,979
Others receivable (iii)	55,907	53,520
Prepaid expenses and other current assets	$1,146,593	$1,450,620

(i)	On July 23, 2021, Sichuan Vtouch entered into a contract with Chengdu Wenjiang District Planning and Natural Resources Bureau for purchasing a land use right of 131,010 square feet with a consideration of RMB3,925,233 (equivalent to $571,558) for the new facility. The Company made a full prepayment by November 18, 2021. Upon a certificate of land use right issued by the local government, which is estimated to be obtained by the fourth quarter of 2023, the Company will reclassify this prepayment to intangible assets accordingly.

(ii)	On July 28, 2021, Sichuan Vtouch made a security deposit of RMB393,000 (equivalent to $57,225) to Chengdu Cross-Strait Science and Technology Industry Development Park Management Committee to obtain a construction license for new facility. This deposit will be refunded upon the issuance of the construction license by the end of 2023.

(iii)	Other receivables are mainly employee advances, and prepaid expenses.

NOTE-4 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consists of the following:

	December 31, 2022	December 31, 2021
Advance to suppliers	$333,920	$244,758
VAT input credits	355,482	307,575
Issue cost related to convertible promissory notes	81,614	159,000
Deferred marketing expenses	-	1,000,000
Prepayment for land use right/ (i)	569,105	615,955
Security deposit (ii)	56,979	61,670
Others receivable (iii)	53,520	56,936
Prepaid expenses and other current assets	$1,450,620	$2,445,894

(i)	On July 23, 2021, Sichuan Vtouch entered into a contract with Chengdu Wenjiang District Planning and Natural Resources Bureau for purchasing a land use right of 131,010 square feet with a consideration of RMB3,925,233 (equivalent to $569,105) for the new facility. The Company made a full prepayment by November 18, 2021. Upon a certificate of land use right issued by the local government, which is estimated to be obtained by the fourth quarter of 2023, the Company will reclassify this prepayment to intangible assets accordingly.

(ii)	On July 28, 2021, Sichuan Vtouch made a security deposit of RMB393,000 (equivalent to $56,979) to Chengdu Cross-Strait Science and Technology Industry Development Park Management Committee to obtain a construction license for new facility. This deposit will be refunded upon the issuance of the construction license by end of 2023.

(i)	Other receivables are mainly employee advances, and prepaid expenses.